Equity Incentive Plan - Additional information about stock option activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Incentive Plan
Cash proceeds from the exercise of stock options	$ 21.7	$ 2.0	$ 0.3
Total intrinsic value of stock options exercised	$ 80.9	$ 3.6	$ 0.5
Weighted average grant date fair value of options granted (in dollars per share)	$ 6.47	$ 3.27	$ 2.31